Note 10 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2018	140,362	1.60
Granted	125,450	1.07
Vested	(90,227)	1.52
Non-vested on December 31, 2018	175,585	1.27